Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	$ 1,558	$ (2,493)	$ (4,119)
Other comprehensive income (loss)- before reclassifications	(14,511)	5,322	2,588
Amount reclassified from accumulated other comprehensive income	(850)	(1,271)	(962)
Other comprehensive income (loss), net of tax	(15,361)	4,051	1,626
Accumulated other comprehensive income (loss), net of tax, end of period	(13,803)	1,558	(2,493)
Unrealized Gain (Losses) on Securities Available For Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	3,755	(1,018)	(5,607)
Other comprehensive income (loss)- before reclassifications	(20,860)	6,070	5,446
Amount reclassified from accumulated other comprehensive income	(973)	(1,297)	(857)
Other comprehensive income (loss), net of tax	(21,833)	4,773	4,589
Accumulated other comprehensive income (loss), net of tax, end of period	(18,078)	3,755	(1,018)
Net Change in Net Actuarial Loss and Prior Service Credit on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	309	283	388
Other comprehensive income (loss)- before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive income	123	26	(105)
Other comprehensive income (loss), net of tax	123	26	(105)
Accumulated other comprehensive income (loss), net of tax, end of period	432	309	283
Change in overfunded position [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	(2,506)	(1,758)	1,100
Other comprehensive income (loss)- before reclassifications	6,349	(748)	(2,858)
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	6,349	(748)	(2,858)
Accumulated other comprehensive income (loss), net of tax, end of period	$ 3,843	$ (2,506)	$ (1,758)